General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information
1.	General Information

The consolidated financial statements include the accounts of KT Corporation, which is the controlling company as defined under IFRS 10, Consolidated Financial Statements, and its 63 controlled subsidiaries as described in Note 1.2 (collectively referred to as the “Group”).

1.1	The Controlling Company

KT Corporation (the “Controlling Company”) commenced operations on January 1, 1982, when it spun off from the Korea Communications Commission (formerly the Korean Ministry of Information and Communications) to provide telephone services and to engage in the development of advanced communications services under the Act of Telecommunications of Korea. The headquarters are located in Seongnam City, Gyeonggi Province, Republic of Korea, and the address of its registered head office is 90, Buljeong-ro, Bundang-gu, Seongnam City, Gyeonggi Province.

On October 1, 1997, upon the announcement of the Government-Investment Enterprises Management Basic Act and the Privatization Law, the Controlling Company became a government-funded institution under the Commercial Code of Korea.

On December 23, 1998, the Controlling Company’s shares were listed on the Korea Exchange.

On May 29, 1999, the Controlling Company issued 24,282,195 additional shares and issued American Depository Shares (ADS), representing new shares and 20,813,311 government-owned shares, at the New York Stock Exchange. On July 2, 2001, the additional ADS representing 55,502,161 government-owned shares were issued at the New York Stock Exchange.

In 2002, the Controlling Company acquired the entire government-owned shares in accordance with the Korean government’s privatization plan. As at the end of the reporting period, the Korean government does not own any share in the Controlling Company.

1.2	Consolidated Subsidiaries

The consolidated subsidiaries as at December 31, 2017 and 2018, are as follows:

			Controlling percentage ownership[1] (%)
Subsidiary	Type of Business	Location	December 31, 2017	December 31, 2018	Closing month
KT Powertel Co., Ltd.[2]	Trunk radio system business	Korea	44.8%	44.8%	December
KT Linkus Co., Ltd.	Public telephone maintenance	Korea	91.4%	92.4%	December
KT Submarine Co., Ltd.[2,4]	Submarine cable construction and maintenance	Korea	39.3%	39.3%	December
KT Telecop Co., Ltd.	Security service	Korea	86.8%	86.8%	December
KT Hitel Co., Ltd.	Data communication	Korea	67.1%	67.1%	December
KT Service Bukbu Co., Ltd.	Opening services of fixed line	Korea	67.3%	67.3%	December
KT Service Nambu Co., Ltd.	Opening services of fixed line	Korea	77.3%	77.3%	December
KT Commerce Inc.	B2C, B2B service	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.1	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.2	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.3	Investment fund	Korea	100.0%	100.0%	December
KT Strategic Investment Fund No.4	Investment fund	Korea	100.0%	100.0%	December
BC-VP Strategic Investment Fund No.1	Investment fund	Korea	—	100.0%	December
BC Card Co., Ltd.	Credit card business	Korea	69.5%	69.5%	December
VP Inc.	Payment security service for credit card, others	Korea	50.9%	50.9%	December
H&C Network	Call centre for financial sectors	Korea	100.0%	100.0%	December
BC Card China Co., Ltd.	Software development and data processing	China	100.0%	100.0%	December
INITECH Co., Ltd.[4]	Internet banking ASP and security solutions	Korea	58.2%	58.2%	December
Smartro Co., Ltd.	VAN (Value Added Network) business	Korea	81.1%	81.1%	December
KTDS Co., Ltd.[4]	System integration and maintenance	Korea	95.5%	95.5%	December
KT M Hows Co., Ltd.	Mobile marketing	Korea	90.0%	90.0%	December
KT M&S Co., Ltd.	PCS distribution	Korea	100.0%	100.0%	December
GENIE Music Corporation(KT Music Corporation)[2]	Online music production and distribution	Korea	42.5%	36.0%	December
KT MOS Bukbu Co., Ltd.[4]	Telecommunication facility maintenance	Korea	—	100.0%	December
KT MOS Nambu Co., Ltd.[4]	Telecommunication facility maintenance	Korea	—	98.4%	December
KT Skylife Co., Ltd.[4]	Satellite broadcasting business	Korea	50.3%	50.3%	December
Skylife TV Co., Ltd.	TV contents provider	Korea	92.6%	92.6%	December
KT Estate Inc.	Residential building development and supply	Korea	100.0%	100.0%	December
KT AMC Co., Ltd.	Asset management and consulting services	Korea	100.0%	100.0%	December
NEXR Co., Ltd.	Cloud system implementation	Korea	100.0%	100.0%	December
KTSB Data service	Data centre development and related service	Korea	51.0%	51.0%	December
KT Sat Co., Ltd.	Satellite communication business	Korea	100.0%	100.0%	December
Nasmedia Co., Ltd.[3]	Online advertisement	Korea	42.8%	42.8%	December
KT Sports Co., Ltd	Management of sports group	Korea	100.0%	100.0%	December
KT Music Contents Fund No.1	Music contents investment business	Korea	80.0%	80.0%	December
KT Music Contents Fund No.2	Music contents investment business	Korea	100.0%	100.0%	December
KT-Michigan Global Content Fund	Content investment business	Korea	88.6%	88.6%	December
Autopion Co., Ltd.	Service for information and communication	Korea	100.0%	100.0%	December
KTCS Corporation[2,4]	Database and online information provider	Korea	30.9%	30.9%	December
KTIS Corporation[2,4]	Database and online information provider	Korea	30.1%	30.1%	December
KT M mobile	Special category telecommunications operator and sales of communication device	Korea	100.0%	100.0%	December
KT Investment Co., Ltd.	Technology business finance	Korea	100.0%	100.0%	December
Whowho&Company Co., Ltd.	Software development and supply	Korea	100.0%	100.0%	December
PlayD Co., Ltd. (N Search Marketing Co., Ltd.)	Advertising agency business	Korea	100.0%	100.0%	December
Next connect PFV	Residential building development and supply	Korea	—	100.0%	December
KT Rwanda Networks Ltd.	Network installation and management	Rwanda	51.0%	51.0%	December
AOS Ltd.	System integration and maintenance	Rwanda	51.0%	51.0%	December
KT Belgium	Foreign investment business	Belgium	100.0%	100.0%	December
KT ORS Belgium	Foreign investment business	Belgium	100.0%	100.0%	December
Korea Telecom Japan Co., Ltd.	Foreign telecommunication business	Japan	100.0%	100.0%	December
KBTO sp.zo.o.	Electronic communication business	Poland	94.3%	96.2%	December
Korea Telecom China Co., Ltd.	Foreign telecommunication business	China	100.0%	100.0%	December
KT Dutch B.V.	Super iMax and East Telecom management	Netherlands	100.0%	100.0%	December
Super iMax LLC	Wireless high speed internet business	Uzbekistan	100.0%	100.0%	December
East Telecom LLC	Fixed line telecommunication business	Uzbekistan	91.0%	91.0%	December
Korea Telecom America, Inc.	Foreign telecommunication business	USA	100.0%	100.0%	December
PT. KT Indonesia	Foreign telecommunication business	Indonesia	99.0%	99.0%	December
PT. BC Card Asia Pacific	Software development and supply	Indonesia	99.9%	99.9%	December
KT Hongkong Telecommunications Co., Ltd.	Fixed line communication business	Hong Kong	100.0%	100.0%	December
KT Hong Kong Limited	Foreign investment business	Hong Kong	100.0%	100.0%	December
Korea Telecom Singapore Pte. Ltd.	Foreign investment business	Singapore	100.0%	100.0%	December
Texnoprosistem LLP	Fixed line internet business	Uzbekistan	100.0%	100.0%	December
Nasmedia Thailand Company Limited	Internet advertising solution	Thailand	—	99.9%	December

1	Sum of the ownership interests owned by the Controlling Company and subsidiaries.
2

Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company can exercise the majority voting rights in its decision-making process at all times considering the historical voting pattern at the shareholders’ meetings.

3

Although the Controlling Company owns less than 50% ownership in this entity, this entity is consolidated as the Controlling Company holds the majority of voting right based on an agreement with other investors.

4	The number of subsidiaries’ treasury stock is deducted from the total number of shares when calculating the controlling percentage ownership.

Changes in scope of consolidation in 2018 are as follows:

Changes	Location	Subsidiary	Reason
Included	Korea	BC-VP Strategic Investment Fund No.1	Newly established
	Korea	KT MOS Bukbu Co., Ltd.	Acquisition
	Korea	KT MOS Nambu Co., Ltd.	Acquisition
	Korea	Next connect PFV	Newly established
	Thailand	Nasmedia Thailand Company Limited	Newly established
Excluded	Korea	KT New Business Fund No.1	Liquidated

Summarized information for consolidated subsidiaries as at and for the years ended December 31, 2016, 2017 and 2018, follows:

(In millions of Korean won)	2016
	Total assets		Total liabilities		Operating revenues		Profit (loss) For the year
KT Powertel Co., Ltd.	￦	113,725	￦	19,899	￦	81,390	￦	202
KT Linkus Co., Ltd.		64,318		56,953		117,587		(3,830)
KT Submarine Co., Ltd.		156,993		55,573		84,137		5,146
KT Telecop Co., Ltd.		265,553		132,344		315,948		143
KT Hitel Co., Ltd.		249,202		46,941		198,994		4,298
KT Service Bukbu Co., Ltd.		32,863		24,580		182,952		694
KT Service Nambu Co., Ltd.		32,621		24,282		218,602		772
BC Card Co., Ltd.[1]		3,651,065		2,602,404		3,567,512		163,131
H&C Network[1]		272,110		80,983		266,613		14,749
Nasmedia Co., Ltd.[1]		263,925		159,502		70,037		11,972
KTDS Co., Ltd.[1]		197,970		151,644		476,379		10,838
KT M Hows Co., Ltd.		28,539		18,466		19,922		2,865
KT M&S Co., Ltd.		247,854		227,507		724,144		(12,955)
GENIE Music Corporation(KT Music Corporation)		110,080		41,953		111,450		8,235
KT Skylife Co., Ltd.[1]		777,948		231,452		668,945		68,863
KT Estate Inc.[1]		1,734,729		375,341		405,417		46,815
KTSB Data service		20,075		759		5,136		(1,983)
KT Innoedu Co., Ltd.		6,477		7,259		15,599		103
KT Sat Co., Ltd.		744,653		253,041		144,594		36,266
KT Sports		16,925		13,573		48,476		(198)
KT Music Contents Fund No.1		10,592		331		349		103
KT-Michigan Global Content Fund		16,250		163		133		(514)
Autopion Co., Ltd.		6,163		2,794		7,772		(409)
KT M mobile		131,446		20,369		112,532		(40,041)
KT Investment Co., Ltd.[1]		39,506		23,123		10,130		(1,832)
NgeneBio		6,361		4,733		244		(1,833)
KTCS Corporation[1]		322,768		166,642		955,050		7,892
KTIS Corporation		221,176		63,871		436,914		9,991
Korea Telecom Japan Co., Ltd.		3,592		5,374		5,122		(1,391)
Korea Telecom China Co., Ltd.		532		188		930		60
KT Dutch B.V.		34,197		73		166		85
Super iMax LLC		10,308		6,734		10,759		(1,802)
East Telecom LLC		31,885		16,554		27,492		3,257
Korea Telecom America, Inc.		4,464		1,306		7,113		181
PT. KT Indonesia		16		—		—		(7)
KT Rwanda Networks Ltd.		167,112		138,651		13,435		(31,455)
KT Belgium		79,391		7		—		(67)
KT ORS Belgium		2,013		23		—		(46)
KBTO sp.zo.o.		1,166		2,378		21		(2,587)
AOS Ltd.		10,025		3,179		14,481		(1,123)
KT Hongkong Telecommunications Co., Ltd.		1,571		956		1,568		120

(In millions of Korean won)	2017
	Total assets		Total liabilities		Operating revenue		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	115,125	￦	18,937	￦	69,234	￦	2,112
KT Linkus Co., Ltd.		59,344		51,516		112,043		725
KT Submarine Co., Ltd.		142,797		34,056		73,985		8,243
KT Telecop Co., Ltd.		264,353		131,633		317,591		2,885
KT Hitel Co., Ltd.		258,240		52,943		227,884		3,225
KT Service Bukbu Co., Ltd.		29,281		22,096		194,837		688
KT Service Nambu Co., Ltd.		36,076		26,412		232,996		875
BC Card Co., Ltd.[1]		4,048,263		2,955,038		3,628,995		156,109
H&C Network[1]		273,856		65,446		277,622		16,104
Nasmedia Co., Ltd.[1]		315,967		188,197		120,667		26,676
KTDS Co., Ltd.[1]		144,922		93,343		459,266		11,584
KT M Hows Co., Ltd.		42,738		28,489		24,610		4,097
KT M&S Co., Ltd.		242,388		231,151		734,420		(9,707)
GENIE Music Corporation (KT Music Corporation)		139,686		48,512		156,163		(3,401)
KT Skylife Co., Ltd.[1]		792,893		210,550		687,752		57,314
KT Estate Inc.[1]		1,869,194		502,915		428,446		52,416
KTSB Data service		18,306		605		4,950		(1,651)
KT Sat Co., Ltd.		742,391		220,804		147,649		29,601
KT Sports		11,131		7,805		53,357		(199)
KT Music Contents Fund No.1		13,804		1,041		370		(499)
KT Music Contents Fund No.2		7,500		11		—		(11)
KT-Michigan Global Content Fund		14,575		147		159		(426)
Autopion Co., Ltd.		6,306		3,530		6,679		(618)
KT M mobile		93,601		21,453		159,684		(38,883)
KT Investment Co., Ltd.[1]		54,673		38,313		8,794		(619)
KTCS Corporation[1]		348,334		188,764		968,186		7,385
KTIS Corporation		223,818		62,569		438,597		8,337
Korea Telecom Japan Co., Ltd.[1]		1,554		2,788		2,772		536
Korea Telecom China Co., Ltd.		665		32		1,030		348
KT Dutch B.V.		30,312		50		206		169
Super iMax LLC		3,449		4,886		7,314		(4,584)
East Telecom LLC[1]		11,672		11,748		19,663		(9,118)
Korea Telecom America, Inc.		3,694		791		6,783		109
PT. KT Indonesia		8		—		—		(6)
KT Rwanda Networks Ltd.[2]		151,359		139,561		15,931		(22,762)
KT Belgium		86,455		8		49		(2)
KT ORS Belgium		1,769		14		10		(10)
KBTO sp.zo.o.		3,311		2,268		67		(3,456)
AOS Ltd.[2]		9,437		4,519		8,952		(682)
KT Hongkong Telecommunications Co., Ltd.		2,578		1,497		7,304		494

(In millions of Korean won)	2018
	Total assets		Total liabilities		Operating revenue		Profit (loss) for the year
KT Powertel Co., Ltd.	￦	124,064	￦	28,217	￦	65,620	￦	(5,545)
KT Linkus Co., Ltd.		54,147		44,895		106,337		1,216
KT Submarine Co., Ltd.		130,715		27,530		61,652		(4,286)
KT Telecop Co., Ltd.		272,492		140,314		328,262		166
KT Hitel Co., Ltd.		272,708		66,043		279,117		657
KT Service Bukbu Co., Ltd.		30,599		23,964		195,961		(31)
KT Service Nambu Co., Ltd.		37,452		27,939		230,088		160
BC Card Co., Ltd.[1]		3,722,379		2,630,536		3,551,715		70,889
H&C Network[1]		245,841		63,188		297,470		(15,944)
Nasmedia Co., Ltd.[1]		303,112		161,164		106,805		20,596
KTDS Co., Ltd.[1]		148,675		95,834		434,302		8,586
KT M Hows Co., Ltd.		60,197		42,386		26,673		3,691
KT M&S Co., Ltd.		228,073		207,740		791,652		11,408
GENIE Music Corporation (KT Music Corporation)		221,559		75,827		171,314		6,374
KT MOS Bukbu Co., Ltd.		14,121		10,571		16,543		(782)
KT MOS Nambu Co., Ltd.		14,313		8,927		14,941		(2,418)
KT Skylife Co., Ltd.[1]		816,001		149,841		694,059		52,010
KT Estate Inc.[1]		1,695,995		304,712		569,269		51,854
KTSB Data service		8,632		523		4,627		(9,576)
KT Sat Co., Ltd.		685,926		173,513		137,186		4,921
KT Sports Co., Ltd.		9,560		6,376		55,565		(154)
KT Music Contents Fund No.1		14,092		1,035		559		294
KT Music Contents Fund No.2		7,629		281		150		(142)
KT-Michigan Global Content Fund		12,741		—		869		(670)
Autopion Co., Ltd.		8,838		5,801		12,035		453
KT M mobile		146,334		35,335		172,674		(10,085)
KT Investment Co., Ltd.[1]		74,580		58,040		8,095		247
KTCS Corporation[1]		350,280		188,561		1,019,787		11,401
KTIS Corporation		229,246		68,997		451,532		7,900
Next connect PFV		385,769		34,370		143		(12,449)
Korea Telecom Japan Co., Ltd.[1]		1,326		2,910		1,965		(126)
Korea Telecom China Co., Ltd.		661		22		681		10
KT Dutch B.V.		31,693		41		191		105
Super iMax LLC		4,150		4,528		4,845		(424)
East Telecom LLC[1]		16,590		14,263		15,087		2,639
Korea Telecom America, Inc.		4,218		832		7,554		350
PT. KT Indonesia		8		—		—		—
KT Rwanda Networks Ltd.[2]		144,129		162,801		15,150		(29,238)
KT Belgium		90,172		1		29		(43)
KT ORS Belgium		6,709		5		—		(46)
KBTO sp.zo.o.		1,364		217		202		(3,771)
AOS Ltd.[2]		14,018		4,952		6,300		(680)
KT Hongkong Telecommunications Co., Ltd.		3,616		2,143		9,990		351

1	These companies are the intermediate controlling companies of other subsidiaries and the above financial information is from their consolidated financial statements.
2	At the end of the reporting period, convertible preferred stock issued by subsidiaries is included in liabilities.